Mineral Property Interests (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands		1 Months Ended									12 Months Ended
	Oct. 08, 2015	Mar. 20, 2017 USD ($)	Feb. 28, 2017	Sep. 30, 2016	Aug. 24, 2016 CAD ($) $ / shares shares	May 31, 2016	Jan. 31, 2016	Feb. 24, 2015 CAD ($)	Apr. 30, 2013 USD ($)	Apr. 30, 2013 CAD ($) $ / shares shares	Dec. 31, 2017 USD ($) Integer shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD ($)	May 06, 2016	Oct. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition costs											$ 200	$ 187
Amount received														$ 500
Exploration expenditures											(121)
Interest acquire																100.00%
Acquisition and disposition description

Altiplano included a 3% NSR royalty and a buy back option. Marlin Gold retained the Altiplano royalty and buy back option, and shall receive a 1.5% NSR on all non-Altiplano claims that currently have no royalties associated with them. The closing of the Share Purchase Agreement resulted in Marlin Gold becoming an Insider of the Company, at that time, by virtue of having a 10.79% interest in the Company

Lease term			5 years				5 years
Annual payments											35
Advance royalty payments											$ 390
Interest of public entity percentages											19.99%
Initial public offering											$ 5,000
Lease payment, description							MXP 136,000
Second Stage[Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Interest in two stage description											Paying the greater of: (i) CAD$75,000 and (ii) 50% of the annual BC METC claimed by the Company to Eureka to an aggregate maximum exploration expenditure of CAD$1.5 million.
Predevelopment activities description											In the second stage, the Company can earn an additional 24% interest for a total interest of 75% over the following two years by:
Exploration expenditures											$ 1,500
Number of tranches | Integer											2
Annual per tranches shares | shares											750,000
Mineral exploration percentage											50.00%
Ownership interest in joint venture description											If the Company failed to satisfy the consideration necessary to exercise the second stage, then a joint venture would be deemed to have formed with the Company having a 51% interest and Eureka with a 49% interest
Second Stage[Member] | Maximum [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exploration expenditures											$ 1,500
First Stage[Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Predevelopment activities description											In the first stage, the Company can earn an initial 51% interest over three years by:
Exploration expenditures											$ 1,500
Common shares issuable | shares											750,000
Number of tranches | Integer											3
Annual per tranches shares | shares											250,000
Mineral exploration percentage											50.00%
First Stage[Member] | Maximum [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exploration expenditures											$ 1,500
First Stage[Member] | Minimum [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exploration expenditures											$ 500
Dunn Properties [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share issued | shares										500,000
Eskay Creek Property [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Mining claims carried interest percentage											33.33%
Marlin Gold [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Interest acquire	100.00%
Barrick Gold Inc and Skeena Resources Ltd [Member] | Eskay Creek Property [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Mining claims carried interest percentage											66.67%
Rembrandt Gold Mines Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share issued | shares											150,000
PanTerra Gold [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ownership interest in new polaris project								50.00%
Expenditures funds												35
Agreement terminated				Oct. 22, 2016
Amount payable for acquiring interest								$ 10,000
Windfall Hills [Member] | Dunn Properties [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ownership interest									100.00%	100.00%
Property purchase agreement description									the vendor a 2% NSR royalty which can be reduced to 1% NSR royalty for $500,000.	the vendor a 2% NSR royalty which can be reduced to 1% NSR royalty for $500,000.
Royalty fees									$ 500
Windfall Hills [Member] | British Columbia (Canada) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ownership interest											100.00%
Acquisition costs											$ 374	349	339
Atna Resources Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share issued | shares										1,500,000
Property purchase agreement description									honouring a pre-existing 1.5% NSR production royalty that can be purchased for CAD$1 million, and granting Atna a 3% NSR production royalty.	honouring a pre-existing 1.5% NSR production royalty that can be purchased for CAD$1 million, and granting Atna a 3% NSR production royalty.
Fair value per share | $ / shares										$ 0.10
Royalty fees										$ 1,000
New Polaris [Member] | British Columbia (Canada) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ownership interest											100.00%
Net profit interest											15.00%
Acquisition costs											$ 3,875	$ 3,858	$ 3,851
Eureka [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share issued | shares					250,000
Fair value per share | $ / shares					$ 0.10
Eureka [Member] | Private Placement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subscribed share, unit | shares					750,000
Subscribed Share price unit | $ / shares					$ 0.14
Subscribed value, unit					$ 105
Warrant exercise price | $ / shares					$ 0.20
Warrant expiry date					Sep. 09, 2018
FG gold property [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Interest in two stage description					The Company can earn up to a 75% interest in the FG gold property in two stages.
Purchase and Sale Agreement [Member] | Endeavour Silver Corp [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Interest acquire						100.00%									100.00%
Shares sold percent						100.00%
Membership Agreement [Member] | American Innovative Minerals, LLC [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Royalty fees		$ 35
Interest acquire		100.00%
Purchase price		$ 2,200